Employee Retirement plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule Of Defined Benefit Plan Assumptions [Table Text Block]

The benefit obligation is calculated as the present value of estimated future benefits to be paid, using the following assumptions:

	2010	2011	2012
Average increase of salaries	3%	3%	3%
Discounted interest rate	4.75%	4.5%	3%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	60 to 65 years	60 to 65 years	60 to 65 years
	actuarial standard based on age and professional status	actuarial standard based on age and professional status	actuarial standard based on age and professional status

Schedule of Defined Benefit Plans Disclosures [Table Text Block]

Changes in the funded status of the benefit plans were as follows:

	December 31,
In thousands of U.S. dollars	2011	2012

Benefit obligations at beginning of year	1,880	2,106
Service cost	166	162
Interest cost	93	91
Plan amendments	-	-
Benefits paids	(10)	(267)
Actuarial loss (gain)	58	723
Exchange rate changes	(81)	4
Benefit obligations at end of year	2,106	2,819

Schedule Of Defined Benefit Plan Expected Future Benefit [Table Text Block]

The future expected benefits to be paid over the next five years and for the five years thereafter is as follows:

Future expected payment of benefits:	Year Ending:
In thousands of U.S. dollars
	12/31/2013	-
	12/31/2014	60,711
	12/31/2015	202,173
	12/31/2016	234,059
	12/31/2017	-
	Next 5 Years	530,305